SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets useful lives	10 years
Contract liabilities	$ 210,000	$ 250,000
Cash	20,337,847	12,121,824
PRC [Member]
Cash	70,424
Hong Kong [Member]
Cash	64,013
Cash at bank	20,000,000.0	$ 11,700,000
Common Stocks
Cash	$ 20,300,000
Descriptions of value added tax	The VAT rates applicable to the Company’s PRC subsidiaries ranged from 3% to 6%